INCOME TAX	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
INCOME TAX
INCOME TAX
Deferred income tax balances reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities in the balance sheet and the amounts used for income tax purposes.
The source of deferred income tax balances are as follows:

(US $ millions)	Dec 31, 2018	Dec 31, 2017
Property, plant and equipment, differences in basis	$(187)	$(200)
Benefit of tax loss carryforwards	12	38
Other temporary differences in basis	9	15
Net deferred income tax liabilities	$(166)	$(147)

(US $ millions)	Dec 31, 2018	Dec 31, 2017
Deferred income tax assets	$6	$4
Deferred income tax liabilities	(172)	(151)
Net deferred income tax liabilities	$(166)	$(147)
As at December 31, 2018, the Company had the following tax losses available for carry forward:

	Amount (millions)	Latest Expiry Year
Tax loss carryforwards
Canada – capital loss	C$126	Indefinite
Canada – non-capital loss	C$19	2037
Belgium – trading loss	€32	Indefinite
United Kingdom – non-trading loss	£1	Indefinite

The loss carryforwards may be utilized before expiry to eliminate cash taxes otherwise payable. Certain benefits relating to the above losses have been included in deferred income tax assets in the consolidated financial statements. At each balance sheet date, the Company reviews its deferred income tax assets and recognizes amounts that, in the judgement of management, are probable to be utilized. During the year, the Company recognized $4 million in net deferred tax assets (2017 – $14 million) relating to prior years’ losses and temporary differences. The Company also recognized no net deferred tax liabilities (2017 – $2 million net deferred tax liabilities) related to items which were recorded in OCI. Of the total tax losses noted, the Company has not recognized €19 million (2017 – €23 million) loss carryforwards in Belgium and C $126 million (2017 – C $126 million) capital loss carryforwards in Canada.
In addition, the Company has not recognized the following tax attributes:

(US $ millions)
United States – State tax loss (2021–2037)(1)	$199
United States – State tax credits (2019–2026)	59

(1)	Aggregate loss from the states where Norbord's mills are located, excluding Texas.
The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2018 is $843 million (December 31, 2017 – $869 million).
Income tax expense recognized in the statement of earnings comprises the following:

(US $ millions)	2018	2017
Current income tax expense	$81	$90
Deferred income tax expense (recovery)	19	(9)
Income tax expense	$100	$81
As a result of the US tax reform legislation enacted in December 2017, the Company recognized a net income tax recovery in 2017 of $35 million due to the impact of the US federal tax rate reduction from 35% to 21% on the remeasurement of deferred tax assets and liabilities. The income tax expense is calculated as follows:

(US $ millions)	2018	2017
Earnings before income tax	$471	$517
Income tax expense at combined Canadian federal and provincial statutory rate of 26% (2017 – 27%)	122	140
Effect of:
Change in tax rates and new legislation	—	(35)
Rate differences on foreign activities	(14)	(12)
Recognition of the benefit of prior years’ tax losses and other deferred tax assets	(4)	(14)
Remeasurement of deferred tax liabilities, net	(3)	—
Non-recognition of deferred tax assets relating to foreign exchange gain	—	1
Other	(1)	1
Income tax expense	$100	$81
Income tax expense recognized in the statement of comprehensive income comprises the following:
(US $ millions)	2018	2017
Actuarial loss on post-employment obligation	$—	$(3)
Tax	—	—
Net of tax	$—	$(3)
Foreign currency translation (loss) gain on foreign operations	$(21)	$31
Tax	—	(2)
Net of tax	$(21)	$29